Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 200,962	$ 200,912
Accumulated amortization	(119,049)	(111,143)
Intangible assets	81,913	89,769	$ 98,818	$ 107,669
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,407	191,357
Accumulated amortization	(119,049)	(111,143)
Intangible assets	72,358	80,214	89,263	98,114
Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	(44,985)	(43,032)
Intangible assets	3,178	5,131
Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,661	67,611
Accumulated amortization	(60,532)	(56,850)
Intangible assets	7,129	10,761
Definite-lived intangible assets | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	(13,532)	(11,261)
Intangible assets	$ 62,051	64,322
Estimated useful life of intangible assets	100 years
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	$ 9,555	$ 9,555
Indefinite-lived intangible assets | Licensing Agreements
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	$ 9,555	$ 9,555
Minimum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years